Schedule of Investments
September 30, 2023 (unaudited)
AmericaFirst Income Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 68.98%

Air Freight & Logistics - 1.27%
United Parcel Service	1,641	255,783

Banks - 3.05%
Comerica, Inc.	2,439	101,340
Fifth Third Bancorp	8,898	225,386
U.S. Bancorp	8,665	286,465

		613,192

Biotechnology - 4.60%
AbbVie, Inc.	1,976	294,543
Amgen, Inc.	1,296	348,313
Gilead Sciences, Inc.	3,775	282,899

		925,754

Capital Markets - 7.58%
Franklin Resources, Inc.	11,745	288,692
PennantPark Floating Rate Capital Ltd.	50,200	535,132
T. Rowe Price Group, Inc.	2,818	295,524
The Bank of New York Mellon Corporation	7,000	298,550
The Blackstone Group, Inc. (2)	1,000	107,140

		1,525,038

Containers & Packaging - 3.00%
Amcor PLC	27,934	255,875
Packaging Corporation of America	2,257	346,562

		602,438

Diversified Telecommunication - 1.20%
Verizon Communications, Inc. (2)	7,471	242,135

Electric & Other Services Combined - 7.34%
Duke Energy Corp.	3,527	311,293
Edison International	4,770	301,893
Exelon Corp.	7,517	284,067
FirstEnergy Corp	8,503	290,633
PPL Corp.	12,213	287,738
		1,475,625
		1,475,625

Finance Services - 1.61%
Fidelity National Information Services Inc.	5,846	323,108

Food Products - 1.52%
Cal-Maine Foods Inc.	6,300	305,046

Health Care Equipment & Supplies - 1.33%
Medtronic PLC	3410	267,208

Health Care Providers & Services - 0.69%
CVS Health Corp.	2,000	139,640

Household Durables - 1.38%
M.D.C. Holdings Inc.	6,750	278,303

Household Products - 1.40%
Kimberly-Clark Corp.	2,334	282,064

Insurance - 4.97%
Lincoln National Corp.	14,187	350,277
MetLife, Inc.	5,425	341,287
Principal Financial Group, Inc.	4,286	308,892

		1,000,456
IT Services - 1.67%
International Business Machines Corp.	2,390	335,317

Machinery - 1.65%
Stanley Black & Decker Inc.	3,978	332,481

Metals & Mining - 2.71%
B2gold Corp	77,800	224,842
Newmont Corp.	8,679	320,689

		545,531

Multi-Utilities - 1.55%
Public Service Enterprise Group Inc.	5,465	311,013

Oil, Gas & Consumable Fuels - 7.21%
Chevron Corp.	1,965	331,338
Devon Energy Corporation	8,654	412,796
Exxon Mobil Corp.	2,886	339,336
Phillips 66	3,052	366,698
		1,450,168
		1,450,168

Pharmaceuticals - 0.98%
Organon & Co.	11,366	197,314

Semiconductors - 1.48%
Himax Technologies, Inc.	50,968	297,653

Semiconductors & Related Devices - 1.65%
Broadcom, Inc.	4,809	331,340

Specialty Retail - 3.16%	765	635,394
Best Buy Co., Inc.

Surgical & Medical Instruments & Apparatus - 1.40%	4,042	280,798
3M Co.

Technology Hardware & Equipment - 2.04%
Dell Technologies Inc. (2)	3,019	282,639
HP, Inc.	5,000	128,500

		411,139

Tobacco - 2.53%
Altria Group, Inc.	6,995	294,140
British American Tobacco Industries PLC	6,850	215,159

		509,298

Total Common Stock	(Cost $ 14,650,203)	13,873,234

Real Estate Investment Trusts - 12.87%

Annaly Capital Management	16,723	314,560
Arbor Realty Trust, Inc.	24,970	379,045
AvalonBay Communities, Inc.	1,874	321,841
Equinix, Inc.	400	290,504
Equity Residential	5,256	308,580
Healthcare Realty Trust Incorporated	16,008	244,442
Safehold, Inc.	7,119	126,718
UDR, Inc.	7,669	273,553
VICI Properties Inc.	11,320	329,412

Total Real Estate Investment Trusts	(Cost $ 2,807,371)	2,588,654

Exchange Traded Funds - 8.49%

Global X Nasdaq 100 Covered Call ETF (4)	30,398	509,774
Global X Russell 2000 Covered Call ETF (4)	28,763	490,697
iShares Treasury Floating Rate Bond ETF (4)	10,000	507,400
ProShares Bitcoin Strategy ETF (4)	14,500	200,245

Total Exchange Traded Funds	(Cost $ 1,803,858)	1,708,116

Money Market Registered Investment Companies - 10.45%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 5.43% (3)	2,101,822	2,101,822

Total Money Market Registered Investment Companies	(Cost $ 2,101,822)	2,101,822

Total Investments - 100.80%	(Cost $ 21,363,254)	20,271,826

Liabilities in Excess of Other Assets - -0.80%		(160,760)

Total Net Assets - 100.00%		20,111,067

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$20,271,826	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$20,271,826	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2023.
(4) Exchange-traded fund.